ACQUISITIONS - Narrative - Ilva (Details) € in Millions, $ in Millions	Jun. 28, 2017 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 28, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Capital expenditure commitments | $		$ 743	$ 878
Ilva S.p.A.
Disclosure of detailed information about business combination [line items]
Capital Commitments, Period	7 years
Ilva S.p.A. | AM Investco Italy S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	85.00%
Proportion of ownership interests held by non-controlling interests	15.00%
Consideration transferred, acquisition-date fair value				€ 1,800
Consideration transferred, annual installments payable				180
Consideration transferred, annual installments payable, term	2 years
Capital expenditure commitments	$ 1,500			1,300
Environmental capital expenditure commitments	$ 900			800
Environmental remediation commitments				€ 300